Loss before income tax (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2019	2018	2017
Revenue
Commercialization revenue		5,003	3,641	1,444
Milestone revenue		11,000	13,334	500
Interest revenue		719	366	468
Total Revenue		16,722	17,341	2,412

Clinical trial and research & development		(37,927)	(42,863)	(38,141)
Manufacturing production & development		(10,912)	(3,640)	(8,313)

Employee benefits
Salaries and employee benefits		(19,504)	(19,343)	(20,039)
Defined contribution superannuation expenses		(339)	(374)	(362)
Equity settled share-based payment transactions(1)		(4,368)	(6,199)	(5,276)
Total Employee benefits		(24,211)	(25,916)	(25,677)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(562)	(909)	(1,578)
Intellectual property amortization		(1,577)	(1,741)	(1,479)
Total Depreciation and amortization of non-current assets		(2,139)	(2,650)	(3,057)

Other Management & administration expenses
Overheads & administration		(11,356)	(8,477)	(8,128)
Consultancy		(3,360)	(3,295)	(3,329)
Legal, patent and other professional fees		(4,098)	(3,436)	(4,452)
Intellectual property expenses (excluding the amount amortized above)		(2,795)	(3,065)	(2,889)
Total Other Management & administration expenses		(21,609)	(18,273)	(18,798)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	(6,264)	10,541	(130)
Total Fair value remeasurement of contingent consideration		(6,264)	10,541	(130)

Other operating income and expenses
Remeasurement of borrowing arrangements		(752)	—	—
Research & development tax incentive(2)		(74)	1,807	1,532
Foreign exchange gains/(losses)		(208)	161	(43)
Foreign withholding tax paid		(52)	(656)	—
Total Other operating income and expenses		(1,086)	1,312	1,489

Finance (costs)/gains
Remeasurement of borrowing arrangements		376	—	—
Interest expense		(11,704)	(1,829)	—
Total Finance costs		(11,328)	(1,829)	—

Total loss before income tax		(98,754)	(65,977)	(90,215)

(1)	Share-based payment transactions

For the years ended June 30, 2019, 2018 and 2017, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2019	2018	2017
Research and development	2,283,646	3,638,310	2,837,231
Manufacturing and commercialization	329,718	558,928	420,762
Management and administration	1,755,027	2,001,349	2,017,172
Equity settled share-based payment transactions	4,368,391	6,198,588	5,275,165
Legal, patent and other professional fees	620,000	—	—
Total equity settled share-based payment transactions in the profit and loss	4,988,391	6,198,588	5,275,165
(2)	Research and development tax incentive

The Group’s research and development activities are not eligible from July 1, 2018 to June 30, 2019 for the refundable tax offset, under an Australian Government tax incentive as a result of the Group earning taxable revenues in excess of A$20.0 million for the year ended June 30, 2019. At each period end management estimates the refundable tax offset available to the Group based on available information at the time. The Group engages tax specialists to review, on an annual basis, the quantum of our previous research and development tax claim and our on-going eligibility to claim this tax incentive in Australia. For the year ended June 30, 2019, the Group has recognized loss of $0.1 million due to an adjustment of management’s estimate of revenue for the year ended June 30, 2018. For years ended June 30, 2018 and 2017, the Group recognized income of $1.8 million and $1.5 million, respectively.

Of the $0.1 million loss from research and development tax incentive recorded in other income for the year ended June 30, 2019, $0.1 million relates to a change in the original estimate of the research and development tax incentive income the Group estimated it would receive from the Australian Government for the year ended June 30, 2018.

Of the $1.8 million research and development tax incentive recorded in other income for the year ended June 30, 2018, $0.1 million relates to a change in the original estimate of the research and development tax incentive income the Group estimated it would receive from the Australian Government for the year ended June 30, 2017.

Of the $1.5 million research and development tax incentive recorded in other income for the year ended June 30, 2017, $0.1 million relates to a change in the original estimate of the research and development tax incentive income the Group estimated it would receive from the Australian Government for the year ended June 30, 2016.